Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Basis of Presentation

The accompanying condensed consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. Certain information and disclosures normally included in condensed consolidated financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The accompanying condensed consolidated financial statements should be read in conjunction with the Company's audited financial statements and notes thereto included in the Company's Annual Report on Form 10-K for the year ended December 31, 2018 filed with the Securities and Exchange Commission (“SEC”) on March 18, 2019 and the Company’s Current Report Form 8-K/A filed with the SEC on March 18, 2019.

The Acquisition was accounted for as a business combination using the acquisition method of accounting. The Company’s financial statement presentation distinguishes the results of operations into two distinct periods: (i) the period before the consummation of the Acquisition, which includes the period from January 1, 2019 to the Closing Date (the “2019 Predecessor Period”) and the three months ended March 31, 2018 (the “2018 Predecessor Period”) and (ii) the period after consummation of the Acquisition which includes the period including and after the Closing Date to March 31, 2019 (the “Successor Period”). The accompanying condensed consolidated financial statements include a black line division which indicates that the Acquired Companies and the Company’s financial information are presented on a different basis and are therefore, not comparable.

Determining the fair value of certain assets and liabilities assumed is judgmental in nature and often involves the use of significant estimates and assumptions. See Note 4 – Business Combination for a discussion of the estimated fair values of assets and liabilities recorded in connection with the Acquisition.

The historical financial information of GTY Cayman prior to the Acquisition is not being reflected in the Predecessor financial statements as these historical amounts have been determined not to be useful to a user of the financial statements. GTY Cayman’s operations prior to the Acquisition, other than income from the Trust Account investments and transaction expenses, were nominal.

The Company believes that Predecessor activities related to investments, intangible assets, stock-based compensation, goodwill, fair value measurements and notes payable were either quantitatively or qualitatively immaterial. Therefore, the Company did not disclose these Predecessor activities in the following unaudited footnotes.

Basis of Presentation

The accompanying consolidated financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC.

Consolidation, Policy [Policy Text Block]
Principles of Consolidation

The Successor Period condensed consolidated financial statements include all accounts of the Company and its subsidiaries. The Predecessor Period condensed consolidated financial statements include all accounts of the Acquired Companies and the Acquired Companies’ subsidiaries. All material intercompany transactions and balances have been eliminated in the accompanying condensed consolidated financial statements.

Principles of Consolidation

The consolidated financial statements include the Company’s accounts. All material intercompany transactions and balances have been eliminated in the accompanying consolidated financial statements.

Segment Reporting, Policy [Policy Text Block]
Segments

The Company has six operating segments. The Company’s Chief Executive Officer and Chief Financial Officer, who jointly are the Company’s chief operating decision maker, review financial information for each of the Acquired Companies, together with certain operating metrics principally to make decisions about how to allocate resources and to measure the Company’s performance. See Note 12.

Start-up Activities, Cost Policy [Policy Text Block]
Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable.

The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accountant standards used.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

The Company considers all highly liquid investments with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash includes cash held in checking and savings accounts. Cash equivalents are comprised of investments in money market mutual funds. Cash and cash equivalents are recorded at cost, which approximates fair value.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents Held in Trust Account

The amounts held in the Trust Account represent substantially all of the proceeds of the initial public offering and are classified as restricted assets since such amounts can only be used by the Company in connection with the consummation of a business combination. As of December 31, 2018 and 2017, cash and marketable securities, are classified as trading securities, held in the Trust Account consisted of approximately $217.6 million and $556.8 million in U.S. Treasury Bills and approximately $600 and $1,000 in cash, respectively. At December 31, 2018 and 2017, there was approximately $13.6 million and $4.8 million, respectively, of interest income held in the Trust Account available to be released to the Company to pay income taxes.

Trade and Other Accounts Receivable, Policy [Policy Text Block]
Accounts Receivable

Accounts receivable consists of amounts due from our customers, which are primarily located throughout the United States and Canada. Accounts receivable are recorded at the invoiced amount, do not require collateral, and do not bear interest.

The Company estimates its allowance for doubtful accounts by evaluating specific accounts where information indicates the Company’s customers may have an inability to meet financial obligations, such as bankruptcy and significantly aged receivables outstanding. Uncollectible receivables are written-off in the period management believes it has exhausted every opportunity to collect payment from the customer. Bad debt expense is recorded when events or circumstances indicate an additional allowance is required based on the Company’s specific identification approach.

The allowance for doubtful accounts for the Successor as of March 31, 2019 and for the Predecessor as of December 31, 2018 was immaterial. Bad debt expense for the period from February 19, 2019 to March 31, 2019 (Successor), the period from January 1, 2019 to February 18, 2019 (Predecessor) and the three months ended March 31, 2018 (Predecessor) was immaterial.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash and cash equivalents, and accounts receivable. Cash accounts in a financial institution at times may exceed the Federal depository insurance coverage of $250,000. As of March 31, 2019 and December 31, 2018, the Company had not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts. Additionally, all Canadian Dollars (“CDN”) institution amounts are covered by Canada Deposit Insurance Corporation, or CDIC insurance.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash accounts in a financial institution which, at times may exceed the Federal depository insurance coverage of $250,000. At December 31, 2018 and 2017, the Company had not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of the condensed consolidated financial statements and related disclosures in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheets and the reported amounts of revenues and expenses during the reporting periods. Significant items subject to such estimates include revenue recognition, the carrying value of goodwill, the fair value of acquired intangibles, the capitalization of software development costs, and the useful lives intangible assets, stock-based compensation, contingent consideration and the valuation allowance of deferred tax assets resulting from net operating losses.

Use of Estimates

The preparation of the consolidated financial statements and related disclosures in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheets and the reported amounts of revenue and expenses during the reporting periods.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment

Property and equipment are recorded at cost. Maintenance and repairs are charged to expense as incurred, and improvements are capitalized. When assets are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gain or loss is reflected in the condensed consolidated statement of operations in the period realized. Property, plant and equipment is depreciated using the straight-line method over 5 to 15 years. Internal-use software is amortized on a straight-line basis over its estimated useful life or 5 years.

Leasehold improvements are amortized over the shorter of the useful lives or the term of the respective leases.

Depreciation expense recognized by the Company for the period from February 19, 2019 to March 31, 2019 (Successor) was $0.1 million. Depreciation expense recognized by the Predecessor for the period from January 1, 2019 through February 18, 2018 and the three months ended March 31, 2018 was $0.2 million and $0.2 million, respectively.

Capitalization of Internal Costs, Policy [Policy Text Block]
Capitalized Software Costs

The Company capitalizes costs incurred during the application development stage related to the development of internal-use software and enterprise cloud computing services. Costs related to preliminary project activities and post-implementation activities are expensed as incurred.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]
Intangible Assets (Successor)

Intangible assets consist of acquired customer relationships, acquired developed technology, trade name and non-compete agreements which were acquired as part of the Acquisition. The Company determines the appropriate useful life of its intangible assets by performing an analysis of expected cash flows of the acquired assets. Intangible assets are amortized over their estimated useful lives using the straight-line method, which approximates the pattern in which the economic benefits are consumed.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
Goodwill (Successor)

Goodwill represents the excess of the purchase price of an entity over the estimated fair value of the assets acquired and liabilities assumed, and it is presented as Goodwill in the accompanying condensed consolidated balance sheet of the Successor.   Under ASC 350,
Intangibles – Goodwill and Other
 (“ASC 350”), goodwill is not amortized but is subject to periodic impairment testing.  ASC 350 requires that an entity assign its goodwill to reporting units and test each reporting unit’s goodwill for impairment at least on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount.  In our evaluation of goodwill for impairment, to be performed annually during the third quarter, we first assess qualitative factors to determine whether the existence of events or circumstances led to a determination that it was more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, we determine it is more likely than not that the fair value of a reporting unit is less than its carrying amount, we are required to perform the quantitative goodwill impairment test. As a result of the Acquisition, we acquired goodwill during the Successor Period. There was minimal goodwill prior to the Acquisition. We did not identify any significant events or circumstances that would require us to perform an impairment test as of March 31, 2019. As such, there was no impairment recognized during the Successor Period.

Business Combinations Policy [Policy Text Block]
Business Combinations (Successor)

The Company accounts for business acquisitions using the acquisition method of accounting based on Accounting Standards Codification (“ASC”) 805 — Business Combinations, which requires recognition and measurement of all identifiable assets acquired and liabilities assumed at their fair value as of the date control is obtained. The Company determines the fair value of assets acquired and liabilities assumed based upon its best estimates of the acquisition-date fair value of assets acquired and liabilities assumed in the acquisition. Goodwill represents the excess of the purchase price over the fair value of the net tangible and identifiable intangible assets acquired. Subsequent adjustments to fair value of any contingent consideration are recorded to the Company’s condensed consolidated statements of operations.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of long-lived assets

The Company reviews long-lived assets, including property and equipment and intangible assets and goodwill for impairment whenever events or changes in business circumstances indicate that the carrying amount of an asset may not be fully recoverable. An impairment loss is recognized when the asset’s carrying value exceeds the total undiscounted cash flows expected from its use and eventual disposition. The amount of the impairment loss is determined as the excess of the carrying value of the asset over its fair value.
There were no impairments recorded for all periods presented.

Lessee, Leases [Policy Text Block]
Leases

Effective January 1, 2019, the Company accounts for its leases under ASC 842, Leases. Under this guidance, arrangements meeting the definition of a lease are classified as operating or financing leases, and are recorded on the condensed consolidated balance sheet as both a right of use asset and lease liability, calculated by discounting fixed lease payments over the lease term at the rate implicit in the lease or the Company’s incremental borrowing rate. Lease liabilities are increased by interest and reduced by payments each period, and the right of use asset is amortized over the lease term. For operating leases, interest on the lease liability and the amortization of the right of use asset result in straight-line rent expense over the lease term. Variable lease expenses are recorded when incurred.

In calculating the right of use asset and lease liability, the Company elects to combine lease and non-lease components. The Company excludes short-term leases having initial terms of 12 months or less from the new guidance as an accounting policy election, and recognizes rent expense on a straight-line basis over the lease term.

The Company continues to account for leases prior to January 1, 2019 under ASC Topic 840.

Fair Value Measurement, Policy [Policy Text Block]
Fair Value (Successor)

The fair value of an asset or liability is the price that would be received to sell an asset or transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company utilizes a fair value hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value and defines three levels of inputs that may be used to measure fair value
.

•	Level 1 — uses quoted prices in active markets for identical assets or liabilities.

•
Level 2 — uses observable inputs other than quoted prices in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

•	Level 3 — uses one or more significant inputs that are unobservable and supported by little or no market activity, and that reflect the use of significant management judgment.

The Company’s only material financial instruments carried at fair value as of March 31, 2019, with changes in fair value flowing through current earnings, consist of contingent consideration liabilities recorded in conjunction with business combinations, as follows (in thousands):

		Fair Value Measurement at Reporting Date Using
	Balance as of March 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Contingent consideration – current	$11,515	$-	$-	$11,515
Contingent consideration – long term	56,333	-	-	56,333
Total liabilities measured at fair value	$67,848	$-	$-	$67,848

There were no transfers made among the three levels in the fair value hierarchy during the three months ended March 31, 2019.

The following table presents additional information about Level 3 liabilities measured at fair value. Both observable and unobservable inputs may be used to determine the fair value of positions that the Company has classified within the Level 3 category. As a result, the unrealized gains and losses for liabilities within the Level 3 category may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable (e.g., changes in unobservable long-dated volatilities) inputs.

Changes in Level 3 liabilities measured at fair value from February 18, 2019 to March 31, 2019 (in thousands):

Contingent consideration - February 18, 2019	$2,031
Fair value of contingent consideration – Bonfire	325
Fair value of contingent consideration – CityBase	48,410
Fair value of contingent consideration – eCivis	5,859
Fair value of contingent consideration - Questica	9,311
Fair value of contingent consideration – Sherpa	1,898
Change due to fluctuation in foreign currency	14
Contingent consideration - March 31, 2019	$67,848

There was no a material change in fair value of contingent consideration from the Acquired Companies acquisitions through March 31, 2019.

The fair value of the Company’s contingent consideration liabilities recorded as part of the acquisitions has been classified within Level 3 in the fair value hierarchy. The contingent consideration represents the estimated fair value of future payments due to the sellers based on each company’s achievement of annual earnings targets in certain years and other events considered in certain transaction documents. The initial fair values of the contingent consideration was calculated through the use of either Monte Carlo simulation or modified Black-Scholes analyses based on earnings projections for the respective earn-out periods, corresponding earnings thresholds, and approximate timing of payments as outlined in the purchase agreements. The analyses utilized the following assumptions: (i) expected term; (ii) risk-adjusted net sales or earnings; (iii) risk-free interest rate; and (iv) expected volatility of earnings. Estimated payments, as determined through the respective models, were further discounted by a credit spread assumption to account for credit risk. The contingent consideration is revalued to fair value each period, and any increase or decrease is recorded in operating income (loss). The fair value of the contingent consideration may be impacted by certain unobservable inputs, most significantly with regard to discount rates, expected volatility and historical and projected performance. Significant changes to these inputs in isolation could result in a significantly different fair value measurement.

The carrying value of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximates fair value because of the short-term nature of these instruments.

The Company measures certain assets at fair value on a non-recurring basis, generally annually or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include goodwill and other intangible assets.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

ASC 820,
Fair Value Measurement and Disclosures
, requires all entities to disclose the fair value of financial instruments, both assets and liabilities for which it is practicable to estimate fair value, and defines fair value of a financial instrument as the amount at which the instrument could be exchanged in a current transaction between willing parties. As of December 31, 2018 and 2017, the recorded values of cash, cash and cash equivalents held in the Trust Account, prepaid expenses, accounts payable, and accrued expenses approximate the fair values due to the short-term nature of the instruments.

Stockholders' Equity, Policy [Policy Text Block]
Temporary Equity

The Class C exchangeable shares in the capital stock of Questica Exchangeco is convertible into the Company’s common stock and/or redeemable at any time at the option of the holder or the Company in the events not controlled by the Company. The Company has classified the Class C exchangeable shares in the capital stock of Questica Exchangeco as temporary equity in accordance with ASC 480 - "Distinguishing Liabilities from Equity."

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency Translation and Transactions

The assets, liabilities and results of operations of certain consolidated entities are measured using their functional currency which is the currency of the primary foreign economic environment in which they operate. Upon consolidating these entities with the Company, their assets and liabilities are translated to U.S. dollars at currency exchange rates as of the condensed consolidated balance sheet date and their revenues and expenses are translated at the weighted average currency exchange rates during the applicable reporting periods. Translation adjustments resulting from the process of translating these entities’ condensed consolidated financial statements are reported in accumulated other comprehensive loss in the condensed consolidated balance sheets and total other comprehensive loss on the condensed consolidated statements of operations.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

The Company adopted the Financial Accounting Standards Board (“FASB”) new revenue recognition framework, ASC 606,
Revenue from Contracts with Customers
(“ASC 606”), on January 1, 2017 using the full retrospective approach. The adoption of this standard did not have a material impact on prior revenue recognition or on opening equity, as the timing and measurement of revenue recognition for the Company is materially the same under ASC 606 as it was under the prior relevant guidance.

With the adoption of Topic 606, revenues are recognized upon transfer of control of promised products and services to customers in an amount that reflects the consideration the Company expects to receive in exchange for those products or services. If the consideration promised in a contract includes a variable amount, the Company includes an estimate of the amount it expects to receive for the total transaction price if it is probable that a significant reversal of cumulative revenues recognized will not occur.

The Company determines the amount of revenues to be recognized through application of the following steps:

• Identification of the contract, or contracts with a customer;
• Identification of the performance obligations in the contract;
• Determination of the transaction price;
• Allocation of the transaction price to the performance obligations in the contract; and
• Recognition of revenues when or as the Company satisfies the performance obligations.

For contracts where the period between when the Company transfers a promised service to the customer and when the customer pays is one year or less, the Company has elected the practical expedient to not adjust the promised amount of consideration for the effects of a significant financing component.

The Company has made a policy election to exclude from the measurement of the transaction price all taxes assessed by a government authority that are both imposed on and concurrent with a specific revenue producing transaction and collected by the Company from a customer. Such taxes may include but are not limited to sales, use, value added and certain excise taxes.

Disaggregation Of Revenue [Policy Text Block]
Disaggregation of Revenues

(Amounts in thousands)

	Successor	Predecessor
	February 19, 2019 through March 31, 2019	January 1, 2019 through February 18, 2019	January 1, 2018 through March 31, 2018
Subscription, support and maintenance	$2,018	$3,253	$4,376
Professional services	721	1,269	1,783
License	295	383	526
Asset sales	-	23	105
Total revenues	$3,034	$4,928	$6,790

Revenues

Subscription, support and maintenance
. The Company provides software hosting services that provide customers with access to software related support and updates during the term of the arrangement. Revenue is recognized ratably over the contract term as the customer simultaneously receives and consumes the benefits of the subscription service, as the service is made available to the Company. The first year of subscription fees are typically payable within 30 days after the execution of a contract, and thereafter upon renewal. The Company initially record subscription fees as contract liabilities and recognize revenue on a straight-line basis over the term of the agreement.
Our contracts may include variable consideration in the form of usage fees, which are constrained and included in the transaction price in the period in which the usage occurs and the fee is known.
Subscription, support and maintenance revenues also includes kiosk rentals and on-premise support or maintenance pertaining to license sales. Revenues from kiosk rentals and on-premise support are recognized on a straight-line basis over the support period.

Revenue from subscription, support and maintenance comprised approximately 66% of total revenues for the
2019
Successor Period.
Professional services
.     The Company’s professional services contracts generate revenue on a time and materials, fixed fee or subscription basis. Revenues are recognized as the services are rendered for time and materials contracts. Revenues are recognized when the milestones are achieved and accepted by the customer or on a proportional performance basis for fixed fee contracts. Revenues are recognized ratably over the contract term for subscription contracts. The milestone method for revenue recognition is used when there is substantive uncertainty at the date the contract is entered into whether the milestone will be achieved. Training revenues are recognized as the services are performed. Revenues from professional services comprised approximately 24% of total revenues for the 2019 Successor Period.
License
.
Revenues from distinct licenses are recognized upfront when the software is made available to the customer, which normally coincides with contract execution, as this is when the customer has the risks and rewards of the right to use the software. Revenues from licenses comprised approximately 10% of total revenues for the 2019 Successor Period.

Asset sales.
Revenues from asset sales are recognized when the asset, typically a kiosk, has been received by the client and is fully operational and ready to accept transactions, which is when the customer obtains control and has the risks and rewards of the asset. There were no revenues from the sale of assets for the 2019 Successor Period.

Revenue from Contract with Customer [Policy Text Block]
Contract Liabilities

Contract liabilities primarily consist of amounts that have been billed to or received from customers in advance of revenue recognition and prepayments received from customers in advance for subscription services to the Company’s SaaS offerings and related implementation and training. The Company recognizes contract liabilities as revenues when the services are performed and the corresponding revenue recognition criteria are met. The Company receives payments both upfront and over time as services are performed. Customer prepayments are generally applied against invoices issued to customers when services are performed and billed. Contract liabilities are reduced as services are provided and the revenue recognition criteria are met. Contract liabilities that are expected to be recognized as revenues during the succeeding twelve-month period are recorded in current liabilities as contract liabilities, and the remaining portion is recorded in long-term liabilities as contract liabilities, non-current. Revenues of approximately $1.7 million, $2.2 million and $3.9 million were recognized for the Successor Period, the 2019 Predecessor Period, and three months ended March 31, 2018, respectively, that was included in the contract liabilities balances at the beginning of the respective periods.

Cost of Sales, Policy [Policy Text Block]
Cost of revenues

Cost of revenues primarily consists of salaries and benefits of personnel relating to our hosting operations and support, implementation, and grants research. Cost of revenues includes data center costs including depreciation of the Company’s data center assets, third-party licensing costs, consulting fees, and the amortization of acquired technology from recent acquisitions.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock Based Compensation

The Company expenses stock-based compensation over the requisite service period based on the estimated grant-date fair value of the awards. Stock-based awards with graded-vesting schedules are recognized on a straight-line basis over the requisite service period for each separately vesting portion of the award.

The Company estimates the fair value of stock option grants using the Black-Scholes option pricing model and the assumptions used in calculating the fair value of stock-based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment.

Expected Term
 — The expected term of options represents the period that the Company’s stock-based awards are expected to be outstanding based on the simplified method, which is the half-life from vesting to the end of its contractual term.

Expected Volatility
 — The Company computes stock price volatility over expected terms based on comparable company’s historical common stock trading prices.

Risk-Free Interest Rate
 — The Company bases the risk-free interest rate on the U.S. Treasuries implied yield with an equivalent remaining term.

Expected Dividend
 — The Company has never declared or paid any cash dividends on common shares and does not plan to pay cash dividends in the foreseeable future, and, therefore, uses an expected dividend yield of zero in valuation models.

Following are the assumptions used for the stock option grant on February 19, 2019:

Exercise price	$1.82
Expected term (years)	5.1
Expected stock price volatility	74%
Risk-free rate of interest	2%

In accordance with ASU No. 2016-09,
Compensation-Stock Compensation (Topic 718), Improvements to Employee Share-Based Payment Accounting,
the Company records forfeitures as they occur
.

Earnings Per Share, Policy [Policy Text Block]
Net Loss per Share

Net loss per common share is computed by dividing net income by the weighted-average number of ordinary shares outstanding during the period. Diluted net income per common share is computed similar to basic net income per common share except that it reflects the potential dilution that could occur if dilutive securities or other obligations to issue Common Stock were exercised or converted into Common Stock. Due to the net loss for the Successor Period, diluted and basic loss per share are the same.

Securities that could potentially dilute loss per share in the future that were not included in the computation of diluted loss per share at March 31, 2019 are as follows:

Warrants to purchase common stock	27,093,334
Options to purchase common stock	399,803
Total	27,493,137

Net Income per Share

Net income per share is computed by dividing net income by the weighted-average number of ordinary shares outstanding during the period. An aggregate of 20,289,478 and 53,295,619 Class A ordinary shares subject to possible redemption at December 31, 2018 and 2017, respectively, have been excluded from the calculation of basic income per ordinary share since such shares, if redeemed, only participate in their pro rata share of the trust earnings. Net loss per share is computed by dividing net loss by the weighted-average number of ordinary shares outstanding during the period. An aggregate of 20,289,478 Class A ordinary shares subject to possible redemption at December 31, 2018 have been excluded from the calculation of basic and diluted loss per ordinary share since such ordinary Shares, if redeemed, only participate in their pro rata share of the earnings in the Trust Account. The Company has not considered the effect of the warrants sold in the initial public offering (including the consummation of the over-allotment) and private placement to purchase an aggregate of 27,093,334 shares of the Company’s Class A ordinary shares in the calculation of diluted income per share, since their inclusion would be anti-dilutive.

Income Tax, Policy [Policy Text Block]
Income Taxes

Deferred income taxes are provided for the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes and operating loss carryforwards and credits using enacted tax rates expected to be in effect in the years in which the differences are expected to reverse. The Company assesses the likelihood that deferred tax assets will be realized and recognizes a valuation allowance if it is more likely than not that some portion of the deferred tax assets will not be realized. This assessment requires judgment as to the likelihood and amounts of future taxable income by tax jurisdiction. To date, the Company has provided a full valuation allowance against its deferred tax assets as it believes the objective and verifiable evidence of its historical pretax net losses outweighs any positive evidence of its forecasted future results. Although the Company believes that its tax estimates are reasonable, the ultimate tax determination involves significant judgment that is subject to audit by tax authorities in the ordinary course of business. The Company will continue to monitor the positive and negative evidence, and it will adjust the valuation allowance as sufficient objective positive evidence becomes available. No tax related impact was recorded in the financial statements as a result of the adoption of ASU No. 2016-09.

The Company evaluates its uncertain tax positions based on a determination of whether and how much of a tax benefit taken by the Company in its tax filings or positions is more likely than not to be realized. Potential interest and penalties associated with any uncertain tax positions are recorded as a component of income tax expense. Through March 31, 2019, the Company has not identified any material uncertain tax positions for which liabilities would be required to be recorded.

As a result of the Company’s Acquisition, a temporary difference between the book fair value and tax basis for the assets acquired of $39.9 million was created, resulting in a deferred tax liability and additional goodwill.

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under FASB ASC 740, “Income Taxes” (“ASC 740”). Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period of the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. Based on its analysis, the Company has determined that it has not incurred any liability for unrecognized tax benefits as of December 31, 2018 and 2017. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties at December 31, 2018 and 2017. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

There is currently no taxation imposed on income by the Government of the Cayman Islands. In accordance with Cayman federal income tax regulations, income taxes are not levied on the Company. Consequently, income taxes are not reflected in the Company’s consolidated financial statements. The Company’s management expects that the total amount of unrecognized tax benefits will materially change over the next twelve months in connection with the business combination consummated in February 2019.

Recently Issued Accounting Pronouncements [Policy Text Block]
Recently Adopted Accounting Pronouncements

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) in order to increase transparency and comparability among organizations by, among other provisions, recognizing lease assets and lease liabilities on the balance sheet for those leases classified as operating leases under previous GAAP. For public companies, ASU 2016-02 is effective for fiscal years beginning after December 15, 2018 (including interim periods within those periods) using a modified retrospective approach and early adoption is permitted. In transition, entities may also elect a package of practical expedients that must be applied in its entirety to all leases commencing before the adoption date, unless the lease is modified, and permits entities to not reassess (a) the existence of a lease, (b) lease classification or (c) determination of initial direct costs, as of the adoption date, which effectively allows entities to carryforward accounting conclusions under previous U.S. GAAP. In July 2018, the FASB issued ASU 2018-11, Leases (Topic 842): Targeted Improvements, which provides entities an optional transition method to apply the guidance under Topic 842 as of the adoption date, rather than as of the earliest period presented. The Company adopted Topic 842 on January 1, 2019, using the optional transition method to apply the new guidance as of January 1, 2019, rather than as of the earliest period presented, and elected the package of practical expedients described above.
Based on the analysis, on January 1, 2019, the Company recorded right of use assets of approximately $
3.6
million, lease liability of approximately $
3.8
million.

Recently Issued Accounting Pronouncements

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820), – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” which makes a number of changes meant to add, modify or remove certain disclosure requirements associated with the movement amongst or hierarchy associated with Level 1, Level 2 and Level 3 fair value measurements. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted upon issuance of the update. The Company has not determined the impact of this guidance on its financial statements.

Shares Subject to Mandatory Redemption, Changes in Redemption Value, Policy [Policy Text Block]
Ordinary Shares Subject to Possible Redemption

The Company accounts for its Class A ordinary shares subject to possible redemption in accordance with the guidance in ASC Topic 480 “
Distinguishing Liabilities from Equity
”. Ordinary shares subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, an aggregate of 20,289,478 and 53,295,619 Class A ordinary shares subject to possible redemption at redemption value at December 31, 2018 and 2017, respectively, are presented as temporary equity, outside of the shareholders’ equity section of the Company’s accompanying consolidated balance sheets.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

In August 2018, the SEC adopted the final rule under SEC Release No. 33-10532, Disclosure Update and Simplification, amending certain disclosure requirements that were redundant, duplicative, overlapping, outdated or superseded. In addition, the amendments expanded the disclosure requirements on the analysis of stockholders' equity for interim financial statements. Under the amendments, an analysis of changes in each caption of stockholders' equity presented in the balance sheet must be provided in a note or separate statement. The analysis should present a reconciliation of the beginning balance to the ending balance of each period for which a statement of comprehensive income is required to be filed. The Company anticipates its first presentation of the revised presentation of changes in stockholders' equity will be included in its Form 10-Q for the quarter ended March 31, 2019.

In February 2016, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2016-02, "Leases," (“ASC 842”) which amends existing guidance to require lessees to recognize assets and liabilities on the balance sheet for the rights and obligations created by long-term leases and to disclose additional quantitative and qualitative information about leasing arrangements. The new standard establishes a right-of-use model ("ROU") that requires a lessee to recognize a ROU asset and lease liability on the balance sheet for all leases with an initial term longer than twelve months. Leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement. The Company adopted ASC 842 effective January 1, 2019 and has elected the short-term lease recognition exemption for all leases that qualify. The Company does not expect the impact to be material. The Company is currently assessing the impact of the acquired companies leases post Closing.

Management does not believe that any other recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s consolidated financial statements.